Share based compensation	9 Months Ended
Sep. 30, 2020
Share-based compensation
Share-based compensation

13      Share-based compensation

New share-based payment plans granted during 2020

Stock Option Program 2020

Our shareholders approved the Stock Option Program 2020 (the “2020 Plan”) at our 2020 Annual General Meeting. Jumia granted an individual number of stock options to beneficiaries under the terms and conditions of the SOP 2020.

Each stock option entitles the holder to receive one share of Jumia (or 0.5 ADS as 1 ADS represent 2 shares of Jumia). The option can be exercised after a waiting period (starting from May 15, 2020, the contract date of the individual agreement) of four years at a price which is determined based on the average share price of the last 60 trading days prior to the contract date. The exercise period starts directly after the waiting period and ends two years following the expiry of the waiting period. The exercise of stock options is prohibited during defined blackout periods.

Jumia is entitled to elect, at its sole discretion, a cash payment for each vested stock option instead of issuing one share.

The stock options can only be exercised, if the average annual growth rate of the Gross Merchandise Volume amounts to at least 10% during the four years waiting period. If this performance target is not met, all options will lapse.

Moreover, there is a second condition (only) for a part of the stock options granted to certain members of senior management: The Adjusted EBITDA must be positive for two consecutive quarters by 31 March 2023. If this condition is met for one or more Big Countries (Egypt, Ivory Coast, Kenya, Morocco and Nigeria) or Small Countries (Algeria, Ghana, Senegal, South Africa, Tunisia and Uganda), an individual number of options will vest (if and to the extent of the satisfaction of the other vesting requirements set out in the terms and conditions) for each country for that the condition is met. A satisfaction of the condition for a Big Country will result in a vesting of a greater number of stock options than a satisfaction of the condition for a Small Country.

The stock options are subject to vesting requirements.

The stock options shall generally vest in two tranches. Two-thirds of the granted stock options shall vest after two years after grant date. The remaining one-third of the granted stock options shall vest after three years after grant date.

Beneficiaries who are members of the management board will forfeit the right to exercise their options if they resign and start working for a competitor within the next 6 months after the resignation.

Other beneficiaries will keep all stock options that are vested.

If Jumia pays dividends during the waiting period or exercise period, the beneficiaries are entitled to receive a dividend payment for each vested but not yet exercised stock option. However, Jumia does not expect to pay dividends during the next years.

The company is accounting for the stock options of the SOP 2020 as an equity settled plan. For equity-settled awards, the expenses to be recognized are determined based on the grant date fair value of the awards.

The fair values of the SOP 2020 are derived from the Black-Scholes-Merton model with the following inputs:

SOP 2020
Fair value per ADS(1)	USD 6.48
Exercise price per ADS	USD 3.67
Risk-free interest rate(2)	0.26%
Expected dividend yield(3)	0%
Expected life (years)(4)	4 years
Expected volatility(5)	50%
Weighted average of Fair value of Options	EUR 1.26

(1)	The Fair value per ADS is derived based on the value per ADS of Jumia traded on the New York Stock Exchange converted into Euro.
(2)	Risk-free interest rate is based on US government bond yields consistent to the expected life of options.
(3)	Expected dividend yield is assumed to be 0% based on the fact that the Group has no history or expectation of paying a dividend
(4)	Expected life of share options is based on the waiting period of four years.
(5)	Expected volatility is assumed based on the historical volatility of the Group’s comparable companies in the period equal to the expected life of each grant.

Non-vesting conditions were considered in the determination of the fair value of the options.

As each stock option entitles the holder to receive one share of Jumia, the Fair value per ADS and the exercise price per ADS have to be divided by 2 in order to derive the value per option.

For the 2020 Plan, Jumia recognized expenses of EUR 534 thousand for the three months ended September 30, 2020 and EUR 637 thousand for the nine months ended September 30, 2020.

Virtual Restricted Stock Unit Program 2020

Our shareholders also approved the Virtual Restricted Stock Unit Program 2020 (the “2020 VRSUP”) at our 2020 Annual General Meeting. Jumia granted an individual number of virtual restricted stock units (“VRSUs”) to beneficiaries under the terms and conditions of the 2020 VRSUP.

Grants are based on individual grant agreements.

Each beneficiary received an individual grant agreement that includes the individual number of VRSUs. Each VRSU entitles the holder to receive a cash payment equal to the ten trading day average share price after the publication by the Company of the later of its last half year report or its last annual financial statements.

For selected employees of the company (i.e. Group 2) and selected employees of affiliated companies (i.e. Group 4), Jumia is entitled to elect, at its sole discretion, to issue one share for each vested VRSU instead of a settlement in cash.

In general, the VRSUs shall vest one year after the grant and will be paid out as soon as reasonably practicable following the expiration of a period of twelve trading days after the publication of Jumia’s first half year report or annual financial statements after the vesting date. All VRSUs will be forfeited if a beneficiary resigns before the payout.

The RSUs for all beneficiaries are not subject to any performance conditions or a maximum payout amount (Cap).

The VRSUP 2020 is recognized as a cash-settled plan for certain beneficiaries (e.g. members of the management board) and as an equity-settled plan for all other beneficiaries. For cash-settled awards, the expenses are determined on the fair value of the awards at each reporting date. For equity-settled awards, the expenses to be recognized are determined based on the grant date fair value of the awards.

The fair value per VRSU was derived based on the observable stock price of Jumia as at the grant date or the reporting date depending on the cash- or equity-settled classification. The weighted average fair value per VRSU amounts to EUR 3.20.

For the cash-settled part of the 2020 VRSUP, Jumia recognized expenses of EUR 979 thousand for the three months ended September 30, 2020 and EUR 1,286 thousand for the nine months ended September 30, 2020. For the equity-settled part of the 2020 VRSUP, Jumia recognized expenses of EUR 532 thousand for the three months ended September 30, 2020 and EUR 682 thousand for the nine months ended September 30, 2020.

Other existing plans

For the other existing plans, Jumia recognized expenses of EUR 1,373 thousand for the three months ended September 30, 2020 and EUR 9,392 thousand for the nine months ended September 30, 2020 (For the three months ended September 30, 2019: 7,100; For the nine months ended September 30, 2019: 31,934).